Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Other Receivables, Prepayments and Deposits [Text Block]
8.	Other receivables, prepayments and deposits

	As of December 31,
	2011	2010

Advances to staff	$479,332	$123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875

	$5,750,056	$3,332,747